Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($)			5 Months Ended	6 Months Ended
	Feb. 21, 2023	Feb. 09, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Right-of use asset				$ 22,230,000	$ 0
Interest expense on finance lease liability			$ 0	328,000
Annual Lease Payments [Abstract]
Finance lease liabilities, current				1,824,000	0
Finance lease liabilities, non-current				$ 12,477,000	$ 0
Chrisea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter				18 months
Daily rate of vessel		$ 7,300
Down payment		3,500,000
Payment upon commencement of bareboat charter	$ 3,500,000
Repurchase price of vessel		$ 12,360,000
Implicit borrowing rate	6.50%
Right-of use asset	$ 22,767,000			$ 22,230,000
Initial direct costs	700,000
Amortization of right-of use asset				536,000
Interest expense on finance lease liability				$ 328,000
Weighted average remaining lease term				1 year 1 month 20 days
Annual Lease Payments [Abstract]
2024				$ 2,672,000
2025				12,586,000
Total undiscounted lease payments				15,258,000
Less: Discount based on implicit rate				(957,000)
Present value of finance lease liabilities	$ 15,067,000			14,301,000
Finance lease liabilities, current				1,824,000
Finance lease liabilities, non-current				$ 12,477,000